Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,715,404.87

Principal:
Principal Collections	$15,788,541.56
Prepayments in Full	$9,338,020.09
Liquidation Proceeds	$453,892.16
Recoveries	$24,706.94
Sub Total	$25,605,160.75
Collections	$27,320,565.62

Purchase Amounts:
Purchase Amounts Related to Principal	$579,419.87
Purchase Amounts Related to Interest	$2,503.26
Sub Total	$581,923.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,902,488.75

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,902,488.75
Servicing Fee	$407,652.03	$407,652.03	$0.00	$0.00	$27,494,836.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,494,836.72
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,494,836.72
Interest - Class A-3 Notes	$68,953.58	$68,953.58	$0.00	$0.00	$27,425,883.14
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$27,137,410.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,137,410.64
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$27,059,776.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,059,776.64
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$27,001,864.64
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,001,864.64
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$26,930,500.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,930,500.64
Regular Principal Payment	$24,328,148.77	$24,328,148.77	$0.00	$0.00	$2,602,351.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,602,351.87
Residuel Released to Depositor	$0.00	$2,602,351.87	$0.00	$0.00	$0.00
Total		$27,902,488.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,328,148.77
Total					$24,328,148.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,328,148.77	$62.09	$68,953.58	$0.18	$24,397,102.35	$62.27
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$24,328,148.77	$17.43	$564,336.08	$0.40	$24,892,484.85	$17.84

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$98,505,109.38	0.2514168	$74,176,960.61	0.1893235
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$450,685,109.38	0.3229606	$426,356,960.61	0.3055271

Pool Information
Weighted Average APR	4.165%	4.166%
Weighted Average Remaining Term	34.76	33.92
Number of Receivables Outstanding	33,522	32,699
Pool Balance	$489,182,433.58	$462,700,011.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$450,685,109.38	$426,356,960.61
Pool Factor	0.3282682	0.3104970

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$36,343,050.81
Targeted Overcollateralization Amount	$36,343,050.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,343,050.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$322,548.48
(Recoveries)		95	$24,706.94
Net Losses for Current Collection Period			$297,841.54
Cumulative Net Losses Last Collection Period			$6,633,268.68
Cumulative Net Losses for all Collection Periods			$6,931,110.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.73%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.10%	557	$9,713,346.68
61-90 Days Delinquent	0.28%	69	$1,312,131.97
91-120 Days Delinquent	0.08%	18	$352,110.70
Over 120 Days Delinquent	0.21%	54	$960,262.95
Total Delinquent Receivables	2.67%	698	$12,337,852.30

Repossession Inventory:
Repossessed in the Current Collection Period		22	$423,377.24
Total Repossessed Inventory		31	$680,003.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4382%
Preceding Collection Period			0.5414%
Current Collection Period			0.7510%
Three Month Average			0.5768%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3900%
Preceding Collection Period			0.4326%
Current Collection Period			0.4312%
Three Month Average			0.4179%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer